UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust
(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue Ridgewood, NJ		07450
(Address of principal executive offices)		(Zip code)
Robert C. Holderith
171 East Ridgewood Avenue Ridgewood, NJ 07450
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-201-389-6872

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.8%
Brazil - 16.9%
Banco Bradesco SA Preference Shares ADR	19,307	$ 287,095
BRF - Brasil Foods SA ADR	7,278	110,553
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	1,450	57,986
Companhia de Bebidas das Americas Preference Shares ADR	7,756	297,287
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	534	40,509
Companhia Energetica de Minas Gerais Preference Shares ADR	5,696	104,920
Companhia Siderurgica Nacional SA ADR	8,431	47,804
Embraer SA ADR	1,564	41,493
Gerdau SA Preference Shares ADR	6,968	61,040
Itau Unibanco Holding SA Preference Shares ADR	22,993	320,063
Petroleo Brasileiro SA ADR	16,756	314,510
Telefonica Brasil SA Preference Shares ADR	2,800	69,272
Ultrapar Participacoes SA ADR	4,813	109,159
Vale SA ADR	13,091	259,856

Total Brazil		2,121,547
Chile - 2.7%
Cencosud SA	18,264	100,210
Empresa Nacional de Electricidad SA ADR	1,320	67,360
Enersis SA ADR	2,976	55,651
S.A.C.I. Falabella	12,112	110,317

Total Chile		333,538
China - 26.1%
Baidu, Inc. ADR*	1,395	160,397
Bank of China, Ltd. Class H	662,623	251,147
China Communications Construction Co., Ltd. Class H	48,000	41,893
China Construction Bank Corp. Class H	710,350	484,443
China Life Insurance Co., Ltd. Class H	75,500	194,277
China Mobile, Ltd.	52,500	573,606
China Petroleum & Chemical Corp. Class H	162,280	143,936
China Shenhua Energy Co., Ltd. Class H	32,270	112,533
China Telecom Corp., Ltd. Class H	154,000	66,906
China Unicom Hong Kong, Ltd.	34,500	43,409
CNOOC, Ltd.	148,000	293,831
Dongfeng Motor Group Co., Ltd. Class H	26,000	39,887
Industrial and Commercial Bank of China, Ltd. Class H	762,680	421,807
Lenovo Group, Ltd.	49,700	41,903
Mindray Medical International, Ltd. ADR	1,101	33,349
NetEase.com, Inc. ADR*	641	37,723
PetroChina Co., Ltd. Class H	212,371	272,416
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	19,600	21,579
SINA Corp.*	348	18,030
Sinopharm Group Co. Class H	2,400	6,590
Sohu.com, Inc.*	418	18,659
ZTE Corp. Class H	2,400	4,623

Total China		3,282,944

Czech Republic - 0.3%
CEZ AS	1,007	34,881
Egypt - 0.3%
Orascom Construction Industries	967	39,675
Hungary - 0.2%
Richter Gedeon Nyrt.	149	24,616
India - 9.7%
Bharti Airtel, Ltd.	8,386	45,816
Cipla, Ltd.	2,191	12,422
Dr. Reddy's Laboratories, Ltd. ADR	1,425	42,294
HDFC Bank, Ltd. ADR	4,462	145,461
Hindustan Unilever, Ltd.	10,530	85,715
Housing Development Finance Corp., Ltd.	13,014	152,248
Infosys, Ltd. ADR	4,986	224,669
ITC, Ltd.	18,658	86,515
Mahindra & Mahindra, Ltd.	1,843	23,345
NTPC, Ltd.	5,480	15,649
Reliance Industries, Ltd. GDR 144A	8,655	229,357
Sun Pharmaceutical Industries, Ltd.	1,603	18,253
Tata Consultancy Services, Ltd.	3,356	76,782
Tata Motors, Ltd. ADR	1,304	28,636
Wipro, Ltd. ADR	3,283	30,138

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value
Total India		$1,217,300
Indonesia - 2.5%
Astra International Tbk PT	195,271	142,412
Perusahaan Gas Negara PT	139,500	52,354
Telekomunikasi Indonesia Tbk PT	91,500	79,396
United Tractors Tbk PT	17,378	39,502

Total Indonesia		313,664
Malaysia - 2.1%
Genting BHD	26,400	78,398
IOI Corp. BHD	28,493	46,569
Sime Darby BHD	26,500	82,533
Tenaga Nasional BHD	25,300	53,699

Total Malaysia		261,199
Mexico - 9.4%
America Movil SAB de CV Series L	388,322	504,423
Cemex SAB de CV Series CPO*	117,479	78,577
Fomento Economico Mexicano SAB de CV Series UB	17,800	157,929
Grupo Bimbo SAB de CV Series A	28,600	69,849
Grupo Mexico SAB de CV Series B	27,067	79,935
Grupo Televisa SAB Series CPO	32,500	139,069
Wal-Mart de Mexico SAB de CV Series V	59,078	157,047

Total Mexico		1,186,829
Poland - 0.1%
Asseco Poland SA	782	11,435
Russia - 16.0%
Federal Hydrogenerating Co. JSC ADR	6,554	15,658
Gazprom OAO ADR	62,427	588,687
LUKOIL OAO ADR	6,038	336,618
Magnit OJSC GDR	2,549	76,674
MMC Norilsk Nickel OJSC ADR	10,128	167,315
Mobile TeleSystems ADR	4,929	84,779
Rosneft Oil Co. OJSC GDR	17,581	110,057
Sberbank of Russia ADR	21,865	235,049
Surgutneftegas ADR	36,652	303,112
Uralkali OJSC GDR	2,500	95,700

Total Russia		2,013,649

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares GEMS Composite ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

South Africa - 11.7%
AngloGold Ashanti, Ltd.	3,932	$ 134,136
Aspen Pharmacare Holdings, Ltd.*	3,566	54,873
Bidvest Group, Ltd.	2,635	58,638
Gold Fields, Ltd.	7,789	98,904
Impala Platinum Holdings, Ltd.	5,838	96,544
Imperial Holdings, Ltd.	2,145	45,111
Mediclinic International, Ltd.	4,000	18,316
MTN Group, Ltd.	13,742	236,782
Naspers, Ltd. N Shares	3,709	197,271
Netcare, Ltd.	14,050	27,487
Sasol, Ltd.	5,061	211,883
Shoprite Holdings, Ltd.	3,494	64,369
Standard Bank Group, Ltd.	13,548	183,114
Tiger Brands, Ltd.	1,617	48,438

Total South Africa		1,475,866
Thailand - 0.8%
Advanced Info Service PCL	11,600	67,387
CP ALL PCL	33,000	36,886

Total Thailand		104,273

TOTAL COMMON STOCKS
(Cost: $14,552,152)		12,421,416

Rights - 0.0%**
Chile - 0.0%
Cencosud SA*, expiring 8/14/2012 (Cost: $0)	1,960	632
TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $14,552,152)		12,422,048

Other Assets in Excess of Liabilities - 1.2%		152,875
Net Assets- 100.0%		$ 12,574,923

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
* **	Non-income producing security Less than 0.05%

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares GEMS Composite ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$41,493	0.3%
Automobiles	234,280	1.9
Beverages	455,216	3.6
Chemicals	95,700	0.8
Commercial Banks	2,328,179	18.5
Communications Equipment	4,623	0.0 **
Computers & Peripherals	41,903	0.3
Construction & Engineering	81,568	0.7
Construction Materials	78,577	0.6
Distributors	45,111	0.4
Diversified Telecommunication Services	258,983	2.1
Electric Utilities	264,809	2.1
Food & Staples Retailing	493,804	3.9
Food Products	275,409	2.2
Gas Utilities	52,354	0.4
Health Care Equipment & Supplies	54,928	0.4
Health Care Providers & Services	52,393	0.4
Hotels, Restaurants & Leisure	78,398	0.6
Household Products	85,715	0.7
Independent Power Producers & Energy Traders	83,009	0.7
Industrial Conglomerates	141,171	1.1
Insurance	194,277	1.6
Internet Software & Services	234,809	1.9
IT Services	331,589	2.6
Machinery	39,502	0.3
Media	336,340	2.7
Metals & Mining	945,534	7.5
Multiline Retail	110,317	0.9
Oil, Gas & Consumable Fuels	3,026,099	24.1
Pharmaceuticals	152,458	1.2
Software	11,435	0.1
Thrifts & Mortgage Finance	152,248	1.2
Tobacco	86,515	0.7
Water Utilities	40,509	0.3
Wireless Telecommunication Services	1,512,793	12.0
Total Investments	12,422,048	98.8
Other Assets in Excess of Liabilities	152,875	1.2
Net Assets	$12,574,923	100.0%

** Less than 0.05%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 17.4%
Companhia Siderurgica Nacional SA ADR	13,995	$ 79,352
Gerdau SA Preference Shares ADR	13,786	120,765
Vale SA Preference A Shares ADR	14,433	281,588

Total Brazil		481,705
Chile - 3.1%
Empresas CMPC SA	21,864	86,620
China - 15.6%
Aluminum Corp. of China, Ltd. Class H ADR*	3,581	39,033
China Coal Energy Co., Ltd. Class H	79,697	65,140
China Shenhua Energy Co., Ltd. Class H	46,159	160,967
Jiangxi Copper Co., Ltd. Class H	27,205	59,412
Yanzhou Coal Mining Co., Ltd. Class H ADR	3,961	60,643
Zijin Mining Group Co., Ltd. Class H	137,953	46,240

Total China		431,435
India - 9.3%
Coal India, Ltd.	12,316	76,497
Hindalco Industries, Ltd.	17,883	38,402
Jindal Steel & Power, Ltd.	7,682	64,713
Sterlite Industries India, Ltd. ADR	4,644	35,201
Tata Steel, Ltd.	5,223	41,295

Total India		256,108
Indonesia - 2.0%
Bumi Resources Tbk PT	472,978	55,896
Malaysia - 2.7%
Petronas Chemicals Group BHD	36,400	74,164
Mexico - 7.6%
Grupo Mexico SAB de CV Series B	45,611	134,700
Industrias Penoles SAB de CV	1,762	75,069

Total Mexico		209,769
Poland - 3.7%
KGHM Polska Miedz SA	2,335	101,452
Russia - 17.3%
Evraz PLC	9,483	38,775
MMC Norilsk Nickel OJSC ADR	12,500	206,500
Novolipetsk Steel GDR	2,084	33,948
Severstal GDR	3,960	46,451
Uralkali OJSC GDR	3,988	152,661

Total Russia		478,335
South Africa - 20.7%
Anglo American Platinum, Ltd.	1,045	61,944
AngloGold Ashanti, Ltd. ADR	5,012	172,112
Gold Fields, Ltd. ADR	9,006	115,367
Impala Platinum Holdings, Ltd.	8,422	139,277
Kumba Iron Ore, Ltd.	1,252	83,979

Total South Africa		572,679

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $3,277,519)		2,748,163

Other Assets in Excess of Liabilities - 0.6%		15,896
Net Assets- 100.0%		$ 2,764,059

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Chemicals	$226,825	8.2%
Metals & Mining	2,015,575	72.9
Oil, Gas & Consumable Fuels	419,143	15.2
Paper & Forest Products	86,620	3.1
Total Investments	2,748,163	99.4
Other Assets in Excess of Liabilities	15,896	0.6
Net Assets	$2,764,059	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.0%
Brazil - 15.2%
BRF - Brasil Foods SA ADR	3,575	$ 54,304
Companhia de Bebidas das Americas Preference Shares ADR	2,800	107,324

Total Brazil		161,628
Cayman Islands - 2.4%
China Mengniu Dairy Co. Ltd.	9,600	25,185
China - 8.1%
China Agri-Industries Holdings, Ltd.	22,000	11,997
Dongfeng Motor Group Co., Ltd. Class H	21,600	33,137
Great Wall Motor Co., Ltd. Class H	10,500	20,819
Guangzhou Automobile Group Co., Ltd. Class H	24,000	19,926

Total China		85,879
Colombia - 2.5%
Grupo Nutresa SA	2,302	26,441
India - 15.1%
Bajaj Auto, Ltd.	770	21,691
Hero Motocorp, Ltd.	767	29,526
Hindustan Unilever, Ltd.	6,505	52,951
ITC, Ltd.	12,114	56,171

Total India		160,339
Indonesia - 14.2%
Astra International Tbk PT	96,000	70,013
Gudang Garam Tbk PT	5,000	32,739
Indofood Sukses Makmur Tbk PT	38,500	19,880
Unilever Indonesia Tbk PT	11,500	28,038

Total Indonesia		150,670
Malaysia - 10.5%
British American Tobacco Malaysia BHD	1,400	24,689
IOI Corp. BHD	22,300	36,447
Kuala Lumpur Kepong BHD	3,800	27,451
PPB Group BHD	4,700	23,652

Total Malaysia		112,239
Mexico - 21.2%
Arca Continental SAB de CV*	5,600	32,284
Coca-Cola Femsa SAB de CV ADR	219	28,663
Fomento Economico Mexicano SAB de CV ADR	883	78,808
Grupo Bimbo SAB de CV Series A	17,400	42,496
Grupo Modelo SAB de CV Series C	2,800	24,609
Kimberly-Clark de Mexico SAB de CV Class A	9,900	19,268

Total Mexico		226,128
Philippines - 2.3%
San Miguel Corp.	8,940	24,188
South Africa - 3.3%
Tiger Brands, Ltd.	1,158	34,688
Thailand - 3.1%
Charoen Pokphand Foods Public Co., Ltd.	27,300	33,094
Turkey - 2.1%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,750	22,398
TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $978,504)		1,062,877

Liabilities in Excess of Other Assets - 0.0%**		(347)
Net Assets- 100.0%		$ 1,062,530

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
**	Greater than (0.05)%

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Consumer Goods GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Automobiles	$195,112	18.4%
Beverages	318,274	30.0
Food Products	335,635	31.5
Household Products	100,257	9.4
Tobacco	113,599	10.7
Total Investments	1,062,877	100.0
Liabilities in Excess of Other Assets	(347)	0.0**
Net Assets	$1,062,530	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS Fund

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.7%
Brazil - 3.9%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	920	$ 36,791
Chile - 14.7%
Cencosud SA	8,723	47,861
Lan Airlines SA ADR	1,429	37,297
S.A.C.I. Falabella	6,064	55,232

Total Chile		140,390
China - 8.0%
Air China, Ltd. Class H	18,000	10,535
China Resources Enterprise, Ltd.	8,000	23,669
Ctrip.com International, Ltd. ADR*	1,063	17,816
New Oriental Education & Technology Group, Ltd. ADR*	964	23,618

Total China		75,638
Colombia - 2.9%
Almacenes Exito SA	1,694	28,037
Malaysia - 8.6%
AirAsia BHD	14,500	16,301
Genting BHD	13,800	40,981
Genting Malaysia BHD	21,600	24,487

Total Malaysia		81,769
Mexico - 17.8%
Grupo Elektra SA de CV	530	21,199
Grupo Televisa SAB ADR	2,901	62,313
TV Azteca SAB de CV Series CPO	17,000	11,320
Wal-Mart de Mexico SAB de CV Series V	28,300	75,230

Total Mexico		170,062
Philippines - 2.9%
SM Investments Corp.	1,620	28,067
Russia - 6.4%
Magnit OJSC GDR*	1,582	47,587
X5 Retail Group NV GDR*	590	13,422

Total Russia		61,009
South Africa - 29.1%
Foschini Group Ltd. (The)*	1,150	18,000
Massmart Holdings, Ltd.	756	15,603
Mr. Price Group Ltd.	1,490	20,390
Naspers, Ltd. N Shares	1,722	91,588
Pick n Pay Stores, Ltd.	2,174	11,669
Shoprite Holdings, Ltd.	2,190	40,346
Steinhoff International Holdings, Ltd.	7,787	23,470
Truworths International, Ltd.	2,704	29,597
Woolworths Holdings, Ltd.	4,424	27,176

Total South Africa		277,839
Thailand - 3.4%
CP ALL PCL	29,200	32,639
Turkey - 3.0%
BIM Birlesik Magazalar AS	692	28,503

TOTAL COMMON STOCKS
(Cost: $1,035,011)		960,744

Rights - 0.0%**
Chile - 0.0% Cencosud SA*, expiring 8/14/2012
(Cost: $0)	936	302
TOTAL INVESTMENTS IN SECURITIES - 100.7%
(Cost: $1,035,011)		961,046

Liabilities in Excess of Other Assets - (0.7)%		(6,603)
Net Assets- 100.0%		$ 954,443

*	Non-income producing security
**	Less than 0.05%
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS Fund (concluded)

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Rights	$302	0.0%**
Airlines	64,133	6.7
Diversified Consumer Services	23,618	2.5
Food & Staples Retailing	401,357	42.1
Hotels, Restaurants & Leisure	83,284	8.7
Household Durables	23,470	2.5
Industrial Conglomerates	28,067	2.9
Media	165,221	17.3
Multiline Retail	82,408	8.6
Specialty Retail	89,186	9.4
Total Investments	961,046	100.7
Liabilities in Excess of Other Assets	(6,603)	(0.7)
Net Assets	$954,443	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.5%
Brazil - 6.6%
Petroleo Brasileiro SA ADR	34,412	$ 645,913
Chile - 3.0%
Empresas Copec SA	19,848	292,010
China - 20.8%
China Oilfield Services, Ltd. Class H	89,655	128,064
China Petroleum & Chemical Corp. Class H	479,854	425,610
CNOOC, Ltd.	330,800	656,751
Kunlun Energy Co., Ltd.	131,340	208,942
PetroChina Co., Ltd. Class H	471,000	604,169

Total China		2,023,536
Colombia - 3.9%
Ecopetrol SA ADR	6,811	379,986
Hungary - 1.7%
MOL Hungarian Oil and Gas PLC	2,296	166,205
India - 13.6%
Bharat Petroleum Corp., Ltd.	7,342	97,825
Cairn India, Ltd.*	27,421	151,040
GAIL India, Ltd.	16,710	105,375
Indian Oil Corp., Ltd.	32,951	150,931
Oil & Natural Gas Corp., Ltd.	77,427	395,005
Reliance Industries, Ltd. GDR 144A	16,089	426,359

Total India		1,326,535
Malaysia - 1.0%
Petronas Dagangan BHD	14,200	94,354
Poland - 3.0%
Polski Koncern Naftowy Orlen SA*	16,846	188,838
Polskie Gornictwo Naftowe i Gazownictwo SA	84,636	105,247

Total Poland		294,085
Russia - 34.6%
Gazprom Neft JSC ADR	831	19,071
Gazprom OAO ADR	100,837	950,893
LUKOIL OAO ADR	12,714	708,806
NovaTek OAO GDR	3,828	405,768
Rosneft Oil Co. OJSC GDR	55,544	347,705
Surgutneftegas ADR	78,339	647,864
Tatneft ADR	8,503	285,276

Total Russia		3,365,383
South Africa - 4.2%
Sasol, Ltd.	9,793	409,992
Thailand - 5.4%
PTT Exploration & Production PCL	34,965	184,953
PTT PCL	24,689	251,088
Thai Oil PCL	51,186	92,670

Total Thailand		528,711
Turkey - 1.7%
Tupras-Turkiye Petrol Rafinerileri AS	7,607	162,764

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $12,340,235)		9,689,474

Other Assets in Excess of Liabilities - 0.5%		52,958
Net Assets- 100.0%		$ 9,742,432

blank

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Energy GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Energy Equipment & Services	$128,064	1.3%
Gas Utilities	105,375	1.1
Industrial Conglomerates	292,010	3.0
Oil, Gas & Consumable Fuels	9,164,025	94.1
Total Investments	9,689,474	99.5
Other Assets in Excess of Liabilities	52,958	0.5
Net Assets	$9,742,432	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.8%
Brazil - 14.1%
Banco Bradesco SA Preference Shares ADR	15,362	$ 228,433
Banco Santander Brasil SA ADS	6,454	50,019
Itau Unibanco Holding SA Preference Shares ADR	17,488	243,433

Total Brazil		521,885
China - 43.5%
Agricultural Bank of China, Ltd. Class H	237,604	94,651
Bank of China, Ltd. Class H	564,130	213,816
Bank of Communications Co., Ltd. Class H	75,565	50,560
BOC Hong Kong Holdings, Ltd.	34,807	105,899
China Citic Bank Corp., Ltd. Class H	89,953	45,807
China Construction Bank Corp. Class H	510,279	347,999
China Life Insurance Co., Ltd. Class H	66,282	170,557
China Merchants Bank Co., Ltd. Class H	37,393	69,706
China Overseas Land & Investment, Ltd.	37,062	85,908
Industrial and Commercial Bank of China, Ltd. Class H	520,250	287,729
Ping An Insurance Group Co. of China, Ltd. Class H	17,257	137,267

Total China		1,609,899
India - 11.2%
HDFC Bank, Ltd. ADR	3,480	113,448
Housing Development Finance Corp., Ltd.	13,035	152,493
ICICI Bank, Ltd. ADR	2,748	89,063
State Bank of India GDR	747	57,893

Total India		412,897
Indonesia - 2.8%
Bank Central Asia Tbk PT	133,095	103,444
Malaysia - 4.7%
CIMB Group Holdings BHD	40,200	95,832
Malayan Banking BHD	28,600	78,356

Total Malaysia		174,188
Poland - 1.7%
Powszechna Kasa Oszczednosci Bank Polski SA	6,020	62,413
Russia - 6.8%
Sberbank of Russia ADR*	18,699	201,014
VTB Bank OJSC GDR	14,634	51,658

Total Russia		252,672
South Africa - 9.6%
ABSA Group, Ltd.	3,166	54,660
FirstRand, Ltd.	23,340	75,313
Sanlam, Ltd.	16,872	73,751
Standard Bank Group, Ltd.	10,887	147,148

Total South Africa		350,872
Turkey - 4.4%
Akbank TAS*	21,174	77,500
Turkiye Garanti Bankasi AS	22,077	86,663

Total Turkey		164,163
TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $4,347,299)		3,652,433

Other Assets in Excess of Liabilities - 1.2%		44,301
Net Assets- 100.0%
		$ 3,696,734

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
ADS	American Depository Shares
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Commercial Banks	$3,109,637	84.1%
Diversified Financial Services	75,313	2.1
Insurance	381,575	10.3
Real Estate Management & Development	85,908	2.3
Total Investments	3,652,433	98.8
Other Assets in Excess of Liabilities	44,301	1.2
Net Assets	$3,696,734	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Chile - 1.8%
Banmedica SA	19,138	$ 33,910
China - 19.7%
China Pharmaceutical Group, Ltd.*	56,726	14,187
Mindray Medical International, Ltd. ADR	3,437	104,107
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	69,645	76,676
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	30,700	38,272
Sinopharm Group Co. Class H	32,400	88,969
WuXi PharmaTech Cayman, Inc. ADR*	3,243	45,791

Total China		368,002
Hungary - 6.1%
EGIS Pharmaceuticals PLC	266	17,306
Richter Gedeon Nyrt.	584	96,481

Total Hungary		113,787
India - 31.3%
Apollo Hospitals Enterprise, Ltd.	4,309	47,639
Aurobindo Pharma, Ltd.	8,801	17,339
Biocon, Ltd.	3,172	13,504
Cipla, Ltd.	14,209	80,556
Divi's Laboratories, Ltd.*	2,169	39,824
Dr. Reddy's Laboratories, Ltd. ADR	3,365	99,873
Glenmark Pharmaceuticals, Ltd.	5,667	36,853
Piramal Healthcare, Ltd.	4,336	40,996
Ranbaxy Laboratories, Ltd.*	6,465	56,800
Sun Pharmaceutical Industries, Ltd.	13,446	153,111

Total India		586,495
Indonesia - 3.8%
Kalbe Farma Tbk PT	177,000	71,139
Malaysia - 1.8%
Top Glove Corp. BHD	20,800	34,061
Mexico - 2.6%
Genomma Lab Internacional SAB de CV Class B*	24,715	48,506
Russia - 2.4%
Pharmstandard OJSC GDR*	3,192	45,486
South Africa - 25.4%
Adcock Ingram Holdings, Ltd.	6,556	48,137
Aspen Pharmacare Holdings, Ltd.*	12,305	189,348
Life Healthcare Group Holdings, Ltd.	19,209	73,116
Mediclinic International, Ltd.	16,592	75,976
Netcare, Ltd.	45,735	89,474

Total South Africa		476,051
Thailand - 5.0%
Bangkok Dusit Medical Services PCL	16,100	49,425
Bumrungrad Hospital PCL	19,200	42,317

Total Thailand		91,742

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $1,888,752)		1,869,179

Other Assets in Excess of Liabilities - 0.1%		1,798
Net Assets- 100.0%		$ 1,870,977

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Health Care GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Biotechnology	$13,504	0.7%
Health Care Equipment & Supplies	214,844	11.5
Health Care Providers & Services	539,098	28.8
Life Sciences Tools & Services	85,615	4.6
Pharmaceuticals	1,016,118	54.3
Total Investments	1,869,179	99.9
Other Assets in Excess of Liabilities	1,798	0.1
Net Assets	$1,870,977	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Brazil - 4.0%
Embraer SA ADR	2,544	$ 67,492
China - 24.7%
Anhui Conch Cement Co., Ltd. Class H	19,415	52,437
Beijing Enterprises Holdings, Ltd.	7,614	45,644
China Communications Construction Co., Ltd. Class H	80,062	69,876
China Merchants Holdings International Co., Ltd.	18,833	56,935
China National Building Material Co., Ltd. Class H	44,711	47,784
China Railway Construction Corp., Ltd. Class H	36,470	30,138
China Railway Group, Ltd. Class H	64,343	26,710
Citic Pacific, Ltd.	22,774	34,351
Weichai Power Co., Ltd. Class H*	6,666	26,254
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H*	23,122	29,182

Total China		419,311
Colombia - 3.7%
Inversiones Argos SA	6,755	62,448
Egypt - 3.6%
Orascom Construction Industries	1,493	61,255
India - 17.5%
Adani Enterprises, Ltd.	4,966	19,780
Ambuja Cements, Ltd.	10,512	32,768
Bharat Heavy Electricals, Ltd.	11,124	46,311
Larsen & Toubro, Ltd.	2,374	59,432
Mahindra & Mahindra, Ltd.	5,453	69,072
Tata Motors, Ltd. ADR	3,165	69,503

Total India		296,866
Indonesia - 10.6%
Indocement Tunggal Prakarsa Tbk PT	30,000	55,417
Semen Gresik Persero Tbk PT	50,548	60,814
United Tractors Tbk PT	27,401	62,285

Total Indonesia		178,516
Malaysia - 7.0%
Sime Darby Bhd	38,000	118,350
Mexico - 12.0%
Alfa, SAB Class A	2,527	40,128
Cemex SAB de CV ADR*	19,663	132,332
Grupo Carso SAB de CV Series A1	9,487	30,681

Total Mexico		203,141
Philippines - 2.8%
Aboitiz Equity Ventures, Inc.	40,600	47,167
South Africa - 10.7%
Bidvest Group, Ltd.	4,660	103,701
Imperial Holdings, Ltd.	3,695	77,709

Total South Africa		181,410
Thailand - 3.0%
Siam Cement PCL	5,000	49,748
TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $1,871,382)		1,685,704

Other Assets in Excess of Liabilities - 0.4%		7,474
Net Assets- 100.0%		$ 1,693,178

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$67,492	4.0%
Automobiles	138,575	8.2
Construction & Engineering	247,411	14.6
Construction Materials	493,748	29.2
Distributors	77,709	4.6
Electrical Equipment	46,311	2.7
Industrial Conglomerates	420,022	24.7
Machinery	117,721	7.0
Trading Companies & Distributors	19,780	1.2
Transportation Infrastructure	56,935	3.4
Total Investments	1,685,704	99.6
Other Assets in Excess of Liabilities	7,474	0.4
Net Assets	$1,693,178	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.1%
Cayman Islands - 1.6%
Comba Telecom Systems Holdings, Ltd.	62,000	$ 25,737
Chile - 3.3%
Sonda SA	19,782	55,412
China - 42.7%
AsiaInfo-Linkage, Inc.*	4,010	47,278
Baidu, Inc. ADR*	1,204	138,436
China Communications Services Corp., Ltd. Class H	103,000	50,724
Lenovo Group, Ltd.	101,595	85,657
NetEase.com, Inc. ADR*	1,479	87,039
SINA Corp.*	1,388	71,912
Sohu.com, Inc.*	1,171	52,274
Spreadtrum Communications, Inc. ADR	2,409	42,519
TCL Communication Technology Holdings, Ltd.	57,000	18,224
Travelsky Technology, Ltd. Class H	68,000	35,066
VanceInfo Technologies, Inc. ADR*	2,907	27,849
ZTE Corp. Class H	26,800	51,618

Total China		708,596
India - 37.7%
Financial Technologies India, Ltd.	2,387	31,567
Hexaware Technologies, Ltd.	14,800	33,876
Infosys, Ltd. ADR	3,670	165,370
Mphasis, Ltd.	6,184	40,979
Oracle Financial Services Software, Ltd.*	1,020	46,350
Rolta India, Ltd.	16,212	23,286
Satyam Computer Services, Ltd.*	32,587	45,844
Tata Consultancy Services, Ltd.	5,432	124,279
Tech Mahindra, Ltd.	2,684	34,048
Wipro, Ltd. ADR	8,649	79,398

Total India		624,997
Indonesia - 1.9%
Tower Bersama Infrastructure Tbk PT*	91,000	31,730
Poland - 2.8%
Asseco Poland SA	3,231	47,246
Russia - 3.1%
Mail.ru Group, Ltd. GDR*	1,519	51,479
South Africa - 3.0%
DataTec, Ltd.	8,853	50,606
Thailand - 2.6%
Shin Corp. PCL	22,700	43,420
Turkey - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,652	22,614

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $1,819,949)		1,661,837

Liabilities in Excess of Other Assets - (0.1)%		(915)
Net Assets- 100.0%		$ 1,660,922

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Technology GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$22,614	1.4%
Communications Equipment	95,579	5.8
Computers & Peripherals	85,657	5.2
Diversified Telecommunication Services	50,724	3.0
Electronic Equipment, Instruments & Components	50,606	3.0
Internet Software & Services	401,140	24.1
IT Services	637,558	38.4
Semiconductors & Semiconductor Equipment	42,519	2.6
Software	200,290	12.1
Wireless Telecommunication Services	75,150	4.5
Total Investments	1,661,837	100.1
Liabilities in Excess of Other Assets	(915)	(0.1)
Net Assets	$1,660,922	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.9%
Brazil - 9.9%
Oi SA ADR	8,740	$ 107,852
Telefonica Brasil SA Preference Shares ADR	5,816	143,888
Tim Participacoes SA ADR	4,572	125,547

Total Brazil		377,287
China - 16.9%
China Mobile, Ltd.	35,560	388,522
China Telecom Corp., Ltd. Class H	285,861	124,194
China Unicom Hong Kong, Ltd. ADR	10,137	127,219

Total China		639,935
Czech Republic - 1.8%
Telefonica Czech Republic SA	3,641	69,673
Egypt - 1.6%
Orascom Telecom Holding SAE*	123,076	61,756
India - 4.9%
Bharti Airtel, Ltd.	25,965	141,858
Reliance Communications, Ltd.	38,508	43,794

Total India		185,652
Indonesia - 4.3%
Telekomunikasi Indonesia Tbk PT ADR	4,732	164,816
Malaysia - 11.8%
Axiata Group BHD	74,700	128,675
DiGi.Com BHD	81,800	109,479
Maxis BHD	58,800	118,322
Telekom Malaysia BHD	50,800	90,386

Total Malaysia		446,862
Mexico - 9.5%
America Movil SAB de CV Series L ADR	13,659	355,954
Telefonos de Mexico SAB de CV Class L	4,657	3,510

Total Mexico		359,464
Morocco - 1.9%
Maroc Telecom	5,618	71,450
Philippines - 3.7%
Philippine Long Distance Telephone Co. ADR	2,206	140,302
Poland - 2.4%
Telekomunikacja Polska SA	19,759	92,185
Russia - 9.6%
Mobile TeleSystems ADR	9,463	162,764
Rostelecom OJSC ADR*	5,200	114,036
VimpelCom, Ltd. ADR	10,951	88,813

Total Russia		365,613
South Africa - 10.4%
MTN Group, Ltd.	14,754	254,219
Telkom South Africa, Ltd.	18,312	42,519
Vodacom Group, Ltd.	8,524	96,825

Total South Africa		393,563
Thailand - 5.3%
Advanced Info Service PCL	24,000	139,421
Total Access Communication PCL	26,500	61,744

Total Thailand		201,165
Turkey - 4.9%
Turk Telekomunikasyon AS	20,269	82,703
Turkcell Iletisim Hizmetleri AS ADR*	8,348	104,767

Total Turkey		187,470
TOTAL INVESTMENTS IN SECURITIES - 98.9%
(Cost: $3,982,549)		3,757,193

Other Assets in Excess of Liabilities - 1.1%		43,608
Net Assets- 100.0%		$ 3,800,801

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
	$114,036	3.0%
Diversified Telecommunication Services	1,120,395	29.5
Wireless Telecommunication Services	2,522,762	66.4
Total Investments	3,757,193	98.9
Other Assets in Excess of Liabilities	43,608	1.1
Net Assets	$3,800,801	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.7%
Brazil - 30.0%
Centrais Eletricas Brasileiras SA ADR	10,270	$ 72,198
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1,504	114,093
Companhia Energetica de Minas Gerais Preference Shares ADR	12,741	234,689
Companhia Paranaense de Energia-Copel Preference Shares ADR	3,010	65,257
CPFL Energia SA ADR	2,536	63,375
Ultrapar Participacoes SA ADR	10,774	244,354

Total Brazil		793,966
Chile - 12.4%
Colbun SA*	228,749	63,301
Empresa Nacional de Electricidad SA ADR	2,828	144,313
Enersis SA ADR	6,477	121,120

Total Chile		328,734
China - 7.6%
China Resources Power Holdings Co., Ltd.	47,420	97,202
Datang International Power Generation Co., Ltd. Class H	84,000	32,921
Huaneng Power International, Inc. ADR	2,410	71,818

Total China		201,941
Colombia - 2.6%
Interconexion Electrica SA ESP	10,492	68,191
Czech Republic - 5.8%
CEZ AS*	4,438	153,724
Hong Kong - 2.1%
Guangdong Investment, Ltd.	75,764	54,502
India - 12.1%
NTPC, Ltd.	38,336	109,477
Petronet LNG, Ltd.	6,651	17,046
Power Grid Corp. of India, Ltd.	34,353	69,863
Reliance Infrastructure, Ltd.	4,365	43,642
Rural Electrification Corp., Ltd.	9,646	33,135
Tata Power Co., Ltd.	25,089	47,046

Total India		320,209
Indonesia - 4.4%
Perusahaan Gas Negara PT	310,500	116,531
Malaysia - 8.9%
Tenaga Nasional BHD	62,900	133,505
YTL Corp. BHD	109,040	69,363
YTL Power International BHD	59,400	32,922

Total Malaysia		235,790
Philippines - 3.7%
Aboitiz Power Corp.	59,400	48,143
Manila Electric Co.	8,380	50,397

Total Philippines		98,540
Poland - 6.2%
PGE SA	20,465	119,210
Tauron Polska Energia SA	32,995	45,183

Total Poland		164,393
Russia - 2.9%
Federal Hydrogenerating Co. JSC ADR	31,957	76,345
TOTAL INVESTMENTS IN SECURITIES - 98.7%
(Cost: $2,611,818)		2,612,866

Other Assets in Excess of Liabilities - 1.3%		33,640
Net Assets- 100.0%		$ 2,646,506

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares Utilities GEMS ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Diversified Financial Services	$ 33,135	1.2%
Electric Utilities	1,363,745	51.5
Gas Utilities	116,531	4.4
Independent Power Producers & Energy Traders	567,175	21.4
Multi-Utilities	102,285	3.9
Oil, Gas & Consumable Fuels	261,400	9.9
Water Utilities	168,595	6.4
Total Investments	2,612,866	98.7
Other Assets in Excess of Liabilities	33,640	1.3
Net Assets	$2,646,506	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.4%
Brazil - 17.9%
Companhia Siderurgica Nacional SA ADR	65,217	$ 369,780
Gerdau SA Preference Shares ADR	66,899	586,035
Vale SA ADR	62,462	1,239,871

Total Brazil		2,195,686
Chile - 2.6%
Capital SA	8,700	319,560
China - 16.8%
Aluminum Corp. of China, Ltd. Class H	481,827	204,984
China Coal Energy Co., Ltd. Class H	360,267	294,462
China Shenhua Energy Co., Ltd. Class H	212,019	739,361
Jiangxi Copper Co., Ltd. Class H	138,641	302,775
Yanzhou Coal Mining Co., Ltd. Class H	189,089	292,037
Zijin Mining Group Co., Ltd. Class H	668,251	223,989

Total China		2,057,608
India - 11.1%
Coal India, Ltd.	56,731	352,365
Hindalco Industries, Ltd.	86,752	186,291
Jindal Steel & Power, Ltd.	35,850	301,998
Steel Authority of India, Ltd.	84,284	136,762
Sterlite Industries India, Ltd. ADR	21,858	165,684
Tata Steel, Ltd.	25,892	204,711

Total India		1,347,811
Indonesia - 2.0%
Bumi Resources Tbk PT	2,096,090	247,715
Mexico - 8.0%
Grupo Mexico SAB de CV Series B	205,661	607,368
Industrias Penoles SAB de CV	8,590	365,970

Total Mexico		973,338
Poland - 4.0%
KGHM Polska Miedz SA	11,306	491,226
Russia - 12.8%
Evraz PLC	46,884	191,706
MMC Norilsk Nickel OJSC ADR	58,015	958,408
Novolipetsk Steel GDR	11,292	183,947
Severstal GDR	19,602	229,931

Total Russia		1,563,992
South Africa - 22.7%
Anglo American Platinum, Ltd.	5,249	311,141
AngloGold Ashanti, Ltd.	23,115	788,541
Gold Fields, Ltd.	49,721	631,354
Impala Platinum Holdings, Ltd.	39,113	646,822
Kumba Iron Ore, Ltd.	6,089	408,425

Total South Africa		2,786,283
Turkey - 1.5%
Eregli Demir ve Celik Fabrikalari TAS	170,016	188,938
TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $17,384,897)		12,172,157

Other Assets in Excess of Liabilities - 0.6%		77,090
Net Assets- 100.0%		$ 12,249,247

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

blank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Metals & Mining ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Metals & Mining	$10,246,217	83.7%
Oil, Gas & Consumable Fuels	1,925,940	15.7
Total Investments	12,172,157	99.4
Other Assets in Excess of Liabilities	77,090	0.6
Net Assets	$12,249,247	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Brazil - 16.8%
BRF - Brasil Foods SA ADR*	1,125,854	$ 17,101,722
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	264,075	10,560,359
Companhia de Bebidas das Americas Preference Shares ADR	1,077,820	41,312,841

Total Brazil		68,974,922
Chile - 10.8%
Cencosud SA	2,771,537	15,206,761
Lan Airlines SA ADR	457,785	11,948,189
S.A.C.I. Falabella	1,882,907	17,149,710

Total Chile		44,304,660
China - 6.5%
China Resources Enterprise, Ltd.	2,038,178	6,030,307
Ctrip.com International, Ltd. ADR*	307,627	5,155,829
Dongfeng Motor Group Co., Ltd. Class H	5,596,610	8,585,916
New Oriental Education & Technology Group, Ltd. ADR*	271,046	6,640,627

Total China		26,412,679
Colombia - 1.6%
Grupo Nutresa SA	564,550	6,484,354
India - 10.3%
Bajaj Auto, Ltd.*	161,101	4,538,152
Hero Motocorp, Ltd.	181,405	6,983,288
Hindustan Unilever, Ltd.	1,783,264	14,515,868
ITC, Ltd.	3,594,496	16,667,234

Total India		42,704,542
Indonesia - 5.5%
Astra International TBK PT	31,271,787	22,806,680
Malaysia - 6.7%
Genting BHD	4,013,420	11,918,297
Genting Malaysia BHD	6,210,780	7,041,035
IOI Corp. BHD	5,406,920	8,837,007

Total Malaysia		27,796,339
Mexico - 19.5%
Fomento Economico Mexicano SAB de CV Series UB	2,831,719	25,124,153
Grupo Bimbo SAB de CV Series A	4,631,299	11,310,995
Grupo Televisa SAB Series CPO	4,638,056	19,846,440
Wal-Mart de Mexico SAB de CV Series V	9,220,949	24,512,000

Total Mexico		80,793,588
Russia - 3.4%
Magnit OJSC GDR*	470,378	14,148,970
South Africa - 16.5%
Naspers, Ltd. N Shares	578,524	30,769,964
Shoprite Holdings, Ltd.	650,682	11,987,315
Steinhoff International Holdings, Ltd.*	2,331,498	7,027,135
Tiger Brands, Ltd.	304,810	9,130,697
Truworths International, Ltd.	820,123	8,976,880

Total South Africa		67,891,991
Thailand - 2.2%
CP ALL PCL	7,941,000	8,876,118

TOTAL COMMON STOCKS
(Cost: $407,645,590)		411,194,843

Rights - 0.0%**

Chile - 0.0%
Cencosud SA*, expiring 8/14/2012 (Cost: $0)	292,744	94,415
TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $407,645,590)		411,289,258

Cash and Other Assets in Excess of Liabilities - 0.2%		845,911
Net Assets- 100.0%		$ 412,135,169

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
* **	Non-income producing security Less than 0.05%

ank

ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†(concluded)

EGShares Emerging Markets Consumer ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Airlines	$11,948,189	2.9%
Automobiles	42,914,036	10.4
Beverages	66,436,994	16.1
Diversified Consumer Services	6,640,627	1.6
Food & Staples Retailing	91,416,245	22.2
Food Products	52,864,775	12.8
Hotels, Restaurants & Leisure	24,115,161	5.9
Household Durables	7,027,135	1.7
Household Products	14,515,868	3.5
Media	50,616,404	12.3
Multiline Retail	17,149,710	4.2
Specialty Retail	8,976,880	2.2
Tobacco	16,667,234	4.0
Total Investments	411,289,258	99.8
Other Assets in Excess of Liabilities	845,911	0.2
Net Assets	$412,135,169	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.0%
Automobiles - 7.5%
Tata Motors, Ltd.	875,570	$ 3,801,951
Construction & Engineering - 4.9%
IRB Infrastructure Developers, Ltd.	113,948	259,590
Larsen & Toubro, Ltd.	89,092	2,230,371

Total Construction & Engineering		2,489,961
Construction Materials - 15.2%
ACC, Ltd.	108,628	2,467,014
Ambuja Cements, Ltd.	779,243	2,429,072
Ultra Tech Cement, Ltd.	103,542	2,812,241

Total Construction Materials		7,708,327
Electric Utilities - 15.0%
Power Grid Corp. of India, Ltd.	1,516,281	3,083,616
Reliance Infrastructure, Ltd.	183,207	1,831,742
Tata Power Co., Ltd.	1,447,659	2,714,604

Total Electric Utilities		7,629,962
Electrical Equipment - 4.2%
Bharat Heavy Electricals, Ltd.	444,190	1,849,234
Suzlon Energy, Ltd.*	941,050	313,486

Total Electrical Equipment		2,162,720
Gas Utilities - 5.1%
GAIL India, Ltd.	348,372	2,196,862
Gujarat State Petronet, Ltd.	298,533	374,269

Total Gas Utilities		2,571,131
Independent Power Producers & Energy Traders - 9.0%
GMR Infrastructure, Ltd.*	1,030,720	463,349
NTPC, Ltd.	832,151	2,376,403
Reliance Power, Ltd.*	904,447	1,730,817

Total Independent Power Producers & Energy Traders		4,570,569
Industrial Conglomerates - 5.8%
Jaiprakash Associates, Ltd.	1,188,448	1,564,448
Siemens, Ltd.	106,294	1,397,137

Total Industrial Conglomerates		2,961,585
Machinery - 2.0%
Cummins India, Ltd.	127,544	1,026,680
Metals & Mining - 11.4%
Steel Authority of India, Ltd.	734,723	1,192,190
Sterlite Industries India, Ltd.	1,120,082	2,060,221
Tata Steel, Ltd.	325,279	2,571,763

Total Metals & Mining		5,824,174
Oil, Gas & Consumable Fuels - 2.2%
Petronet LNG, Ltd.	440,151	1,128,067
Real Estate Management & Development - 5.2%
DLF, Ltd.	451,235	1,604,597
Housing Development & Infrastructure, Ltd.*	248,976	387,722
Unitech, Ltd.*	1,593,039	629,113

Total Real Estate Management & Development		2,621,432
Transportation Infrastructure - 2.2%
Adani Ports and Special Economic Zone	510,562	1,107,810
Wireless Telecommunication Services - 10.3%
Bharti Airtel, Ltd.	371,340	2,028,786
Idea Cellular, Ltd.*	1,649,535	2,239,361
Reliance Communications, Ltd.	862,428	980,822

Total Wireless Telecommunication Services		5,248,969

TOTAL INVESTMENTS IN SECURITIES - 100.0%
(Cost: $74,934,806)		50,853,338

Other Assets in Excess of Liabilities - 0.0%**		20,604
Net Assets- 100.0%		$ 50,873,942

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
**	Less than 0.05%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure Fund

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.3%
Construction & Engineering - 13.9%
China Communications Construction Co., Ltd. Class H	765,488	$ 668,100
China Railway Construction Corp., Ltd. Class H	401,885	332,104
China Railway Group, Ltd. Class H	1,095,273	454,667

Total Construction & Engineering		1,454,871
Construction Materials - 10.6%
Anhui Conch Cement Co., Ltd. Class H	145,589	393,212
BBMG Corp. Class H	397,536	275,211
China National Building Material Co., Ltd. Class H	413,836	442,280

Total Construction Materials		1,110,703
Diversified Telecommunication Services - 6.4%
China Telecom Corp., Ltd. Class H	828,480	359,937
China Unicom Hong Kong, Ltd.	248,487	312,657

Total Diversified Telecommunication Services		672,594
Electrical Equipment - 3.5%
Dongfang Electric Corp., Ltd. Class H	59,818	120,919
Shanghai Electric Group Co., Ltd. Class H	615,005	248,163

Total Electrical Equipment		369,082
Energy Equipment & Services - 4.7%
China Oilfield Services, Ltd. Class H	341,617	487,971
Independent Power Producers & Energy Traders - 6.7%
China Longyuan Power Group Corp. Class H	447,477	291,324
Huaneng Power International, Inc. Class H	545,166	409,041

Total Independent Power Producers & Energy Traders		700,365
Machinery - 12.6%
Changsha Zoomlion Heavy Industry Science And Technology Development Co., Ltd. Class H	355,216	448,322
China Rongsheng Heavy Industries Group Holdings, Ltd.	794,448	183,330
CSR Corp., Ltd. Class H	528,521	408,135
Weichai Power Co., Ltd. Class H	72,262	284,600

Total Machinery		1,324,387
Metals & Mining - 10.4%
Aluminum Corp. of China, Ltd. Class H*	803,552	341,855
Angang Steel Co., Ltd. Class H	290,678	158,139
Jiangxi Copper Co., Ltd. Class H	212,702	464,515
Maanshan Iron & Steel Co., Ltd. Class H	543,061	123,219

Total Metals & Mining		1,087,728
Real Estate Management & Development - 27.2%
Agile Property Holdings, Ltd.	335,492	429,483
Country Garden Holdings Co., Ltd.*	804,633	314,308
Evergrande Real Estate Group, Ltd.	953,697	483,190
Guangzhou R&F Properties Co., Ltd. Class H	216,475	284,099
Longfor Properties Co., Ltd.	236,320	367,420
Renhe Commercial Holdings Co., Ltd.	1,963,008	79,716
Shimao Property Holdings, Ltd.	360,151	549,732
Soho China, Ltd.	447,534	340,402

Total Real Estate Management & Development		2,848,350
Transportation Infrastructure - 2.3%
Jiangsu Expressway Co., Ltd. Class H	257,655	240,487

TOTAL INVESTMENTS IN SECURITIES - 98.3%
(Cost: $13,928,647)		10,296,538

Other Assets in Excess of Liabilities - 1.7%		174,860
Net Assets- 100.0%		$ 10,471,398

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure Fund

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.1%
Aerospace & Defense - 5.0%
Embraer SA	571,954	$ 3,746,059
Construction Materials - 0.7%
Magnesita Refratarios SA	174,780	554,184
Diversified Telecommunication Services - 8.4%
Oi SA ADR	15,500	191,270
Oi SA Preference Shares	456,517	1,870,443
Telecomunicacoes Brasileiras SA Preference Shares*	288,518	1,072,053
Telefonica Brasil SA	120,831	2,980,592
Telefonica Brasil SA Preference Shares ADR*	6,500	160,810

Total Diversified Telecommunication Services		6,275,168
Electric Utilities - 11.9%
Centrais Eletricas Brasileiras SA	361,748	2,541,349
Companhia Energetica de Minas Gerais	165,595	2,608,894
CPFL Energia SA	303,423	3,783,674

Total Electric Utilities		8,933,917
Energy Equipment & Services - 0.3%
OSX Brasil SA*	50,915	224,501
Independent Power Producers & Energy Traders - 12.3%
AES Tiete SA	121,936	1,489,728
Companhia Energetica de Sao Paulo Preference Shares Class B	217,200	3,929,820
Tractebel Energia SA	211,606	3,859,009

Total Independent Power Producers & Energy Traders		9,278,557
Machinery - 7.0%
Marcopolo SA Preference Shares	384,598	1,695,817
Randon SA Implementos e Participacoes Preference Shares	181,537	809,449
Weg SA	284,929	2,724,432

Total Machinery		5,229,698
Metals & Mining - 11.6%
Companhia Siderurgica Nacional SA ADR	34,000	192,780
Companhia Siderurgica Nacional SA	375,522	2,115,328
Gerdau SA	498,480	3,573,537
Vale SA ADR*	11,000	218,350
Vale SA	131,908	2,610,778

Total Metals & Mining		8,710,773
Oil, Gas & Consumable Fuels - 6.8%
Ultrapar Participacoes SA	226,050	5,115,789
Real Estate Management & Development - 9.8%
BR Malls Participacoes SA	325,306	3,666,532
BR Properties SA	172,516	2,008,534
Multiplan Empreendimentos Imobiliarios SA	70,755	1,717,652

Total Real Estate Management & Development		7,392,718
Road & Rail - 6.0%
All America Latina Logistica	676,333	2,841,440
Localiza Rent a Car SA	113,236	1,694,795

Total Road & Rail		4,536,235
Transportation Infrastructure - 9.5%
CCR SA	569,552	4,596,597
Ecorodovias Infraestrutura e Logistica SA	145,372	1,166,030
Obrascon Huarte Lain Brasil SA	159,186	1,395,919

Total Transportation Infrastructure		7,158,546

Water Utilities - 7.9%
Companhia de Saneamento Basico do Estado de Sao Paulo	121,621	4,585,379
Companhia de Saneamento de Minas Gerais	62,484	1,348,152

Total Water Utilities		5,933,531
Wireless Telecommunication Services - 2.9%
Tim Participacoes SA	405,774	2,211,357

TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost: $74,609,052)		75,301,033

Liabilities in Excess of Other Assets - (0.1)%		(73,163)
Net Assets- 100.0%		$ 75,227,870

*	Non-income producing security

blank

ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.6%
Auto Components - 5.2%
Amtek Auto, Ltd.	122,617	$ 233,441
Apollo Tyres, Ltd.	216,028	305,654
Bharat Forge, Ltd.	107,574	578,089

Total Auto Components		1,117,184
Automobiles - 0.5%
TVS Motor Co., Ltd.	151,027	98,593
Biotechnology - 1.2%
Biocon, Ltd.	61,522	261,911
Building Products - 0.7%
Sintex Industries, Ltd.	140,306	154,541
Chemicals - 6.2%
Chambal Fertilizers & Chemicals, Ltd.	184,454	241,655
Godrej Industries, Ltd.	59,192	256,338
Nagarjuna Fertilizers & Chemicals, Ltd.**	582,385	174,710
Tata Chemicals, Ltd.	15,641	87,120
United Phosphorus, Ltd.	261,031	588,588

Total Chemicals		1,348,411
Commercial Banks - 12.5%
Allahabad Bank	157,484	422,092
Dena Bank, Ltd.	109,025	192,822
Development Credit Bank, Ltd.*	161,492	123,791
Federal Bank, Ltd.	131,423	1,055,786
Oriental Bank of Commerce	98,851	448,091
UCO Bank	196,925	280,918
Vijaya Bank, Ltd.	182,448	190,176

Total Commercial Banks		2,713,676
Construction & Engineering - 5.2%
IRB Infrastructure Developers, Ltd.	94,886	216,164
IVRCL, Ltd.	174,114	164,806
Lanco Infratech, Ltd.*	533,756	142,915
Praj Industries, Ltd.	97,000	101,890
Punj Lloyd, Ltd.	169,906	148,650
Voltas, Ltd.	181,411	340,176

Total Construction & Engineering		1,114,601
Construction Materials - 1.1%
Century Textiles & Industries, Ltd.	40,726	225,822
Diversified Consumer Services - 0.5%
Educomp Solutions, Ltd.	36,837	111,827
Diversified Financial Services - 5.9%
IFCI, Ltd.	584,139	421,091
Indiabulls Financial Services, Ltd.	162,567	669,222
L&T Finance Holdings, Ltd.*	232,421	183,364

Total Diversified Financial Services		1,273,677
Electrical Equipment - 4.8%
Alstom T&D India, Ltd.*	48,168	168,396
Crompton Greaves, Ltd.	296,104	642,748
Suzlon Energy, Ltd.*	654,168	217,919

Total Electrical Equipment		1,029,063

Energy Equipment & Services - 0.5%
Aban Offshore, Ltd.	16,175	112,908
Food Products - 5.7%
Bajaj Hindusthan, Ltd.	319,330	169,573
Ruchi Soya Industries, Ltd.	129,678	207,169
Shree Renuka Sugars, Ltd.	330,242	186,902
Tata Global Beverages, Ltd.	317,310	658,943

Total Food Products		1,222,587
Gas Utilities - 1.6%
Gujarat State Petronet, Ltd.	274,968	344,726
Health Care Providers & Services - 3.8%
Apollo Hospitals Enterprise, Ltd.	74,136	819,632
Hotels, Restaurants & Leisure - 2.4%
Cox & Kings, Ltd.	42,644	100,433
Jubilant Foodworks, Ltd.*	19,920	417,148

Total Hotels, Restaurants & Leisure		517,581
Household Durables - 0.5%
TTK Prestige, Ltd.	2,033	111,774
Independent Power Producers & Energy Traders - 0.7%
GVK Power & Infrastructure, Ltd.*	574,620	157,973
Industrial Conglomerates - 2.0%
Max India, Ltd.*	127,483	438,605
IT Services - 6.5%
Core Education & Technologies, Ltd.	50,272	267,905
Hexaware Technologies, Ltd.	165,408	378,600
Mphasis, Ltd.	66,667	441,780
Tech Mahindra, Ltd.	25,788	327,136

Total IT Services		1,415,421
Machinery - 5.1%
ABG Shipyard, Ltd.	15,182	102,836
Ashok Leyland, Ltd.*	957,161	426,852
Escorts, Ltd.	106,120	130,286
Pipavav Defence & Offshore Engineering Co., Ltd.*	298,820	450,090

Total Machinery		1,110,064
Media - 1.2%
Dish TV India, Ltd.*	222,124	253,413
Metals & Mining - 3.4%
Bhushan Steel, Ltd.	49,147	407,937
Orissa Minerals Development Co., Ltd.	230	135,568
Welspun Corp., Ltd.*	93,500	198,437

Total Metals & Mining		741,942
Oil, Gas & Consumable Fuels - 1.2%
Essar Oil, Ltd.*	136,013	134,222
Hindustan Oil Exploration Co., Ltd.*	55,452	130,598

Total Oil, Gas & Consumable Fuels		264,820
Pharmaceuticals - 8.3%
Aurobindo Pharma, Ltd.	102,821	202,567
Glenmark Pharmaceuticals, Ltd.	109,522	712,231
Orchid Chemicals & Pharmaceuticals, Ltd.	39,950	84,501
Strides Arcolab, Ltd.	32,521	431,914
Wockhardt, Ltd.*	22,150	370,681

Total Pharmaceuticals		1,801,894

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)† (concluded)

EGShares India Small Cap ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

Real Estate Management & Development - 5.6%
Delta Corp., Ltd.	101,988	$ 122,108
Housing Development & Infrastructure, Ltd.*	198,069	308,446
Indiabulls Real Estate, Ltd.	224,757	245,750
Parsvnath Developers, Ltd.*	105,151	116,008
Unitech, Ltd.*	1,067,616	421,616

Total Real Estate Management & Development		1,213,928
Software - 1.4%
Financial Technologies India, Ltd.	22,770	301,126
Textiles, Apparel & Luxury Goods - 5.9%
Alok Industries, Ltd.	475,912	150,441
Arvind, Ltd.*	126,265	167,230
Bata India, Ltd.	22,998	356,822
Bombay Dyeing & Manufacturing Co., Ltd.	15,198	146,332
Gitanjali Gems, Ltd.	32,301	173,957
Raymond, Ltd.	28,386	204,551
VIP Industries, Ltd.	54,863	81,408

Total Textiles, Apparel & Luxury Goods		1,280,741

TOTAL INVESTMENTS IN SECURITIES - 99.6%
(Cost: $24,547,066)		21,558,441

Other Assets in Excess of Liabilities - 0.4%		82,398
Net Assets- 100.0%		$ 21,640,839

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
**	Fair valued security. When trading resumes, security is expected to be known as Kakinada Fertilizers Ltd. and increase to 640,623 shares.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Consumer ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 100.5%
Automobiles - 19.0%
Bajaj Auto, Ltd.	2,646	$ 74,537
Hero Motocorp, Ltd.	2,388	91,927
Mahindra & Mahindra, Ltd.	6,666	84,437
Tata Motors, Ltd.	17,788	77,240
TVS Motor Co., Ltd.	17,032	11,119

Total Automobiles		339,260
Beverages - 10.0%
United Breweries, Ltd.	9,467	92,330
United Spirits, Ltd.	7,028	86,392

Total Beverages		178,722
Food Products - 19.5%
GlaxoSmithKline Consumer Healthcare, Ltd.	1,855	91,315
McLeod Russel India, Ltd.	6,772	36,155
Nestle India, Ltd.	1,026	83,408
Ruchi Soya Industries, Ltd.	18,566	29,660
Shree Renuka Sugars, Ltd.	50,989	28,858
Tata Global Beverages, Ltd.	37,693	78,275

Total Food Products		347,671
Hotels, Restaurants & Leisure - 8.0%
Cox & Kings, Ltd.	7,028	16,552
Indian Hotels Co., Ltd.	55,741	61,646
Jubilant Foodworks, Ltd.*	3,031	63,473

Total Hotels, Restaurants & Leisure		141,671
Household Durables - 2.8%
TTK Prestige, Ltd.	307	16,879
Videocon Industries, Ltd.	10,874	33,312

Total Household Durables		50,191
Household Products - 5.7%
Hindustan Unilever, Ltd.	12,545	102,117
Media - 12.4%
Dish TV India, Ltd.*	41,850	47,745
Hathway Cable & Datacom, Ltd.*	5,618	17,945
Sun TV Network, Ltd.	15,013	81,148
Zee Entertainment Enterprises, Ltd.	28,262	74,306

Total Media		221,144
Multiline Retail - 1.1%
Shoppers Stop, Ltd.	3,065	18,642
Personal Products - 5.7%
Godrej Consumer Products, Ltd.	9,888	101,713
Textiles, Apparel & Luxury Goods - 10.3%
Arvind, Ltd.*	14,197	18,803
Bata India, Ltd.	3,452	53,559
Raymond, Ltd.	3,761	27,102
Titan Industries, Ltd.	21,019	84,099

Total Textiles, Apparel & Luxury Goods		183,563
Tobacco - 6.0%
ITC, Ltd.	23,233	107,728

TOTAL INVESTMENTS IN SECURITIES - 100.5%
(Cost: $1,809,583)		1,792,422

Liabilities in Excess of Other Assets - (0.5)%		(9,185)
Net Assets- 100.0%		$ 1,783,237

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2012 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.1%
Brazil - 18.2%
Centrais Eletricas Brasileiras SA Preference B Shares ADR	325,776	$ 3,120,934
Companhia de Bebidas das Americas Preference Shares ADR	35,221	1,350,021
Companhia Energetica de Minas Gerais Preference Shares ADR	131,132	2,415,452
Companhia Paranaense de Energia-Copel Preference Shares ADR	88,610	1,921,065
Telefonica Brasil SA Preference Shares ADR	121,761	3,012,367

Total Brazil		11,819,839
China - 11.0%
Anta Sports Products, Ltd.	3,966,892	2,393,376
Huaneng Power International, Inc. Class H	958,868	719,443
Jiangsu Expressway Co., Ltd. Class H	3,572,152	3,334,134
Zhejiang Expressway Co., Ltd. Class H	1,113,721	733,689

Total China		7,180,642
Czech Republic - 4.4%
CEZ AS	83,501	2,892,325
Hungary - 5.1%
Magyar Telekom Telecommunications PLC	1,669,645	3,292,244
India - 4.8%
Indian Oil Corp., Ltd.	302,343	1,384,870
Oil & Natural Gas Corp., Ltd.	340,440	1,736,802

Total India		3,121,672
Indonesia - 3.0%
Telekomunikasi Indonesia Tbk PT ADR	56,368	1,963,298
Malaysia - 10.3%
DiGi.Com BHD	2,385,900	3,193,222
Public Bank BHD	353,200	1,530,478
Umw Holdings BHD	700,500	2,014,034

Total Malaysia		6,737,734
Mexico - 3.7%
Kimberly-Clark de Mexico SAB de CV Class A	1,237,084	2,407,660
Philippines - 5.1%
Philippine Long Distance Telephone Co. ADR	52,466	3,336,838
Poland - 5.2%
Telekomunikacja Polska SA	732,018	3,415,192
Russia - 5.2%
Mobile TeleSystems ADR	195,566	3,363,735
South Africa - 14.5%
Aveng, Ltd.	402,664	1,762,594
JD Group, Ltd.	335,108	1,761,893
Pretoria Portland Cement Co., Ltd.	570,335	1,865,435
Reunert, Ltd.	264,668	2,200,578
Sanlam, Ltd.	417,064	1,823,077

Total South Africa		9,413,577
Thailand - 8.6%
Major Cineplex Group PCL	3,609,585	1,977,543
Quality Houses Co., Ltd. PCL	4,345,422	235,331
Samart Corp. PCL	9,159,280	2,667,611
Total Access Communication PCL	301,072	701,490

Total Thailand		5,581,975
TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost: $67,824,775)		64,526,731

Assets in excess of other Liabilities - 0.9%		590,815
Net Assets- 100.0%		$ 65,117,546

†	The Consolidated Schedule of Investments includes the accounts of the wholly owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

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ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Low Volatility Emerging Markets Dividend ETF

June 30, 2012 (Unaudited)

Summary by Industry	Value	% of Net Assets
Auto Components	$ 2,014,034	3.1%
Beverages	1,350,021	2.1
Commercial Banks	1,530,478	2.4
Construction & Engineering	1,762,594	2.7
Construction Materials	1,865,435	2.9
Diversified Telecommunication Services	11,683,101	17.8
Electric Utilities	10,349,776	15.8
Electronic Equipment, Instruments & Components	2,667,611	4.1
Household Products	2,407,660	3.7
Independent Power Producers & Energy Traders	719,443	1.1
Industrial Conglomerates	2,200,578	3.4
Insurance	1,823,077	2.8
Media	1,977,543	3.0
Oil, Gas & Consumable Fuels	3,121,672	4.8
Real Estate Management & Development	235,331	0.4
Specialty Retail	1,761,893	2.7
Textiles, Apparel & Luxury Goods	2,393,376	3.7
Transportation Infrastructure	4,067,823	6.3
Wireless Telecommunication Services	10,595,285	16.3
Total Investments	64,526,731	99.1
Other Assets in Excess of Liabilities	590,815	0.9
Net Assets	$65,117,546	100.0%

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

ETF's	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EGShares GEMS Composite ETF	$ 14,578,715	$ 633,192	$ (2,736,733)	$ (2,103,541)
EGShares Basic Materials GEMS ETF	3,281,680	8,454	(533,649)	(525,195)
EGShares Consumer Goods GEMS ETF	979,131	143,497	(58,497)	85,000
EGShares Consumer Services GEMS ETF	1,039,288	49,168	(118,856)	(69,688)
EGShares Energy GEMS ETF	12,375,685	119,845	(2,735,156)	(2,615,311)
EGShares Financials GEMS ETF	4,350,703	63,889	(755,351)	(691,462)
EGShares Health Care GEMS ETF	1,889,707	106,655	(125,273)	(18,618)
EGShares Industrials GEMS ETF	2,027,515	266,602	(296,147)	(29,545)
EGShares Technology GEMS ETF	1,823,697	56,074	(210,438)	(154,364)
EGShares Telecom GEMS ETF	3,984,725	173,792	(396,972)	(223,180)
EGShares Utilities GEMS ETF	2,617,416	191,186	(184,540)	6,646
EGShares Emerging Markets Metals & Mining ETF	17,470,175	471,415	(5,598,877)	(5,127,462)
EGShares Emerging Markets Consumer ETF	409,447,426	25,759,357	(20,313,853)	5,445,504
EGShares India Infrastructure ETF	76,065,116	451,994	(23,403,152)	(22,951,158)
EGShares China Infrastructure ETF	13,953,130	332,040	(3,939,666)	(3,607,626)
EGShares Brazil Infrastructure ETF	76,589,954	10,672,209	(7,999,326)	2,672,883
EGShares India Small Cap ETF	25,021,503	683,806	(3,197,994)	(2,514,188)
EGShares India Consumer ETF	1,810,305	100,131	(116,570)	(16,439)
EGShares Low Volatility Emerging Markets Dividend ETF	67,921,917	1,870,494	(5,071,396)	(3,200,902)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the ETFs’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the ETFs’ most recent annual report.

FAIR VALUE MEASUREMENT

Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the ETF’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the ETF’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The ETFs have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2012 in valuing the ETFs’ assets and liabilities carried at fair value:

	Quoted Prices in		Other Significant	Significant
	Active Markets (Level 1)		Inputs (Level 2)	Unobservable
ETFs	Common Stocks	Rights	Common Stocks	Inputs (Level 3)	Total
EGShares GEMS Composite ETF*	$ 12,421,416	$ 632	$ -	$ -	$ 12,422,048
EGShares Basic Materials GEMS ETF*	2,748,163	-	-	-	2,748,163
EGShares Consumer Goods GEMS ETF*	1,062,877	-	-	-	1,062,877
EGShares Consumer Services GEMS ETF*	960,744	302	-	-	961,046
EGShares Energy GEMS ETF*	9,689,474	-	-	-	9,689,474
EGShares Financials GEMS ETF*	3,652,433	-	-	-	3,652,433
EGShares Health Care GEMS ETF*	1,869,179	-	-	-	1,869,179
EGShares Industrials GEMS ETF*	1,685,704	-	-	-	1,685,704
EGShares Technology GEMS ETF*	1,661,837	-	-	-	1,661,837
EGShares Telecom GEMS ETF*	3,757,193	-	-	-	3,757,193
EGShares Utilities GEMS ETF*	2,612,866	-	-	-	2,612,866
EGShares Emerging Markets Metals & Mining ETF*	12,172,157	-	-	-	12,172,157
EGShares Emerging Markets Consumer ETF*	411,194,843	94,415	-	-	411,289,258
EGShares India Infrastructure ETF**	50,853,338	-	-	-	50,853,338
EGShares China Infrastructure ETF**	10,296,538	-	-	-	10,296,538
EGShares Brazil Infrastructure ETF**	75,301,033	-	-	-	75,301,033
EGShares India Small Cap ETF**	21,383,731	-	-	174,710	21,558,441
EGShares India Consumer ETF**	1,792,422	-	-	-	1,792,422
EGShares Low Volatility Emerging Markets Dividend ETF*	64,526,731	-	-	-	64,526,731

* Please refer to the schedule/consolidated schedule of investments to view securities segregated by country.
** Please refer to the schedule/consolidated schedule of investments to view securities segregated by industry type.

The ETFs’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At June 30, 2012, there were no transfers between Level 1, 2, or 3, based on the valuation input Levels assigned to securities on March 31, 2012.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended June 30, 2012:

Common Stocks
EGShares India Small Cap ETF	Chemicals
Balance as of March 31, 2012	$ 191,480
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(16,770)
Purchases	-
Sales	-
Transfers into Level 3[1]	-
Transfers out of Level 3[2]	-
Balance as of June 30, 2012	$ 174,710
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2012 is:	$ (16,770)
[1]	Transfers into Level 3 are as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.
[2]	Transfers out of Level 3 are as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

To estimate fair value, an industry standard valuation model was used based on market approach.

The significant input for the valuation model for the India Small Cap ETF was based on last available trading price, adjusted for a spun-off security.

Item 2. Controls and Procedures.

(a)         The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)        There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	\s\ Robert C. Holderith
Robert C. Holderith
President

Date:	August 24, 2012

By:	\s\ Thomas A. Carter
Thomas A. Carter
Chief Financial Officer

Date:	August 24, 2012